Segment And Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment And Geographic Information
Segment and geographic information

 The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographical areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions, which are as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2015	2014	2013
Revenues:
Brazil	$1,361,989	$1,816,046	$1,842,324
Caribbean division	398,144	594,220	830,447
NOLAD	367,364	385,114	407,772
SLAD	925,243	855,685	952,767
Total revenues	$3,052,740	$3,651,065	$4,033,310

Adjusted EBITDA:
Brazil	$192,939	$237,699	$245,957
Caribbean division	5,679	(8,136)	67,180
NOLAD	34,489	27,701	27,397
SLAD	106,602	87,976	105,495
Total reportable segments	339,709	345,240	446,029
Corporate and others (i)	(109,538)	(93,566)	(101,562)
Total adjusted EBITDA	$230,171	$251,674	$344,467

	For the fiscal year ended December 31,
	2015	2014	2013
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$230,171	$251,674	$344,467

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(110,715)	(116,811)	(114,860)
Gains from sale or insurance recovery of property and equipment	12,308	3,379	10,326
Write-offs and related contingencies of property and equipment	(6,038)	(7,111)	(6,489)
Impairment of long-lived assets	(12,343)	(50,886)	(2,958)
Impairment of goodwill	(679)	(2,029)	—
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(210)	(2,503)	(1,964)
Reorganization and optimization plan expenses	(18,346)	(4,707)	—
ADBV Long-Term Incentive Plan incremental compensation from modification	(741)	(149)	—
Operating income	93,407	70,857	228,522
(Less) Plus:
Net interest expense	(64,407)	(72,750)	(88,156)
Loss from derivative instruments	(2,894)	(685)	(4,141)
Foreign currency exchange results	(54,032)	(74,117)	(38,783)
Other non-operating (expenses) income, net	(627)	146	(848)
Income tax expense	(22,816)	(32,479)	(42,722)
Net income attributable to non-controlling interests	(264)	(305)	(18)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$(51,633)	$(109,333)	$53,854

20.    Segment and geographic information (continued)

	For the fiscal year ended December 31,
	2015	2014	2013
Depreciation and amortization:
Brazil	$48,849	$60,261	$57,818
Caribbean division	30,998	29,142	28,663
NOLAD	25,733	28,565	28,597
SLAD	19,340	19,989	23,172
Total reportable segments	124,920	137,957	138,250
Corporate and others (i)	8,068	8,202	8,607
Purchase price allocation (ii)	(22,273)	(29,348)	(31,997)
Total depreciation and amortization	$110,715	$116,811	$114,860

Property and equipment expenditures:
Brazil	$40,482	$100,455	$127,743
Caribbean division	11,756	18,717	99,565
NOLAD	14,623	23,680	32,533
SLAD	23,623	25,423	51,337
Others	480	1,538	2,284
Total property and equipment expenditures	$90,964	$169,813	$313,462

	As of December 31,
	2015	2014
Total assets:
Brazil	$612,074	$833,334
Caribbean division	382,022	444,641
NOLAD	308,632	360,644
SLAD	242,081	291,473
Total reportable segments	1,544,809	1,930,092
Corporate and others (i)	40,721	98,651
Purchase price allocation (ii)	(178,553)	(233,963)
Total assets	$1,406,977	$1,794,780

(i)
Primarily relates to corporate general and administrative expenses corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, a collateral deposit and derivative instruments. As of December 31, 2014, corporate assets also included a loan receivable with related parties, and a receivable with an independent logistic operator.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $833,357 and $1,092,994 at December 31, 2015 and 2014, respectively. All of the Company’s long-lived assets are related to foreign operations.